CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parentheticals) - $ / shares	3 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Mar. 31, 2014
Statement Of Stockholders Equity [Abstract]
Dividends declared and paid, per share	$ 0.0025	$ 0.0025	$ 0.05	$ 0.15